Fair Value Measurement (Tables)	3 Months Ended
Mar. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of book value of MakerBot's net assets

	March 31, 2024			December 31, 2023
Assets:	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(U.S. $ in thousands)
Foreign exchange forward contracts not designated as hedging instruments	$—	$91	$—	$—	$164	$—
Foreign exchange forward contracts designated as hedging instruments	—	2,110	—	—	2,087	—
Convertible notes	—	—	7,286	—	—	7,018
Marketable securities	2,147			1,994
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	—	(139)	—	—	(51)	—
Foreign exchange forward contracts designated as hedging instruments	—	—	—	—	(657)	—
Contingent consideration*	—	—	(18,472)	—	—	(18,603)
	$2,147	$2,062	$(11,186)	$1,994	$1,543	$(11,585)